CONSOLIDATED BALANCE SHEETS - Parenthetical - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Preferred Authorized	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	25,000,000,000	25,000,000,000
Common Stock, Shares, Issued	6,158,476,823	1,216,519,661
Common stock issuable, not yet issued	500,000,000	16,021,937
Series A Preferred Stock
Preferred Authorized	75
Preferred Par value	$ 0.001
Preferred Issued	75	75
Series B Preferred Stock
Preferred Authorized	4,900
Preferred Par value	$ 0.00001
Preferred Issued	3,000	3,000
Preferred Stock, Liquidation Preference, Value	$ 100
Series C Preferred Stock
Preferred Authorized	5,000,000
Preferred Par value	$ 0.00001
Preferred Issued	0	5
Preferred Stock, Liquidation Preference, Value	$ 100
Series D Preferred Stock
Preferred Authorized	2,500,000
Preferred Par value	$ 0.00001
Preferred Issued	1,274,000	0
Preferred Stock, Liquidation Preference, Value	$ 1